Employee Costs (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Employee Benefits Cost

		For the year ended December 31

		2017	2016

	Note	$	$

Wages, salaries, and benefits		2,444.8	2,211.7
Pension costs		70.2	58.9
Share-based compensation	25	9.5	8.9

Total employee costs		2,524.5	2,279.5

Direct labor		1,589.4	1,422.1
Indirect labor		935.1	857.4

Total employee costs		2,524.5	2,279.5